Segment Reporting (Details) - Schedule of total assets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 16,973,321	$ 12,565,279
Online Education Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	16,642,417	12,353,413
Technological Development and Operation Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 330,904	$ 211,866